Accounts Receivable, Net	12 Months Ended
Jun. 30, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net
5.	Accounts receivable, net

The accounts receivable, net, as of June 30, 2023 and 2024, consists of the following:

	As of June 30,
	2023	2024
	RMB	RMB

Enterprise services	12,219	16,661
Others	91	112
Less: allowance for credit losses	(59)	(97)
Accounts receivable, net	12,251	16,676

Accounts receivable, net are mainly amounts due from insurance intermediaries and securities brokerage firms, and are non-interest bearing and generally on terms between 30 days to 90 days.

The movements in the allowance for credit losses are as follows:

	For the years ended June 30,
	2023	2024
	RMB	RMB

Balance at beginning of the year	(13)	(59)
(Additions)/Reversals	(46)	(38)
Write-offs	-	-
Balance at end of the year	(59)	(97)